LOANS (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total gross credit portfolio [Member]
Disclosure of loans and receivables [Line Items]
Balance in Statement of financial position	$ 166,372,776	$ 155,160,176
Leasing presentation adjustment	0	0
Balance according to disclosure	166,372,776	155,160,176
Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Balance in Statement of financial position	99,428,894	93,149,211
Leasing presentation adjustment	(9,892,400)	(9,958,095)
Balance according to disclosure	89,536,494	83,191,116
Consumer [member]
Disclosure of loans and receivables [Line Items]
Balance in Statement of financial position	50,382,895	46,927,997
Leasing presentation adjustment	(226,764)	(215,608)
Balance according to disclosure	50,156,131	46,712,389
Mortgage [member]
Disclosure of loans and receivables [Line Items]
Balance in Statement of financial position	16,151,299	14,683,537
Leasing presentation adjustment	(1,047,766)	(902,104)
Balance according to disclosure	15,103,533	13,781,433
Microcredit [member]
Disclosure of loans and receivables [Line Items]
Balance in Statement of financial position	409,688	399,431
Leasing presentation adjustment	0	0
Balance according to disclosure	409,688	399,431
Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Balance in Statement of financial position	0	0
Leasing presentation adjustment	11,166,930	11,075,807
Balance according to disclosure	$ 11,166,930	$ 11,075,807